Basis of preparation and presentation (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Changes in working capital
Trade accounts payable		R$ (35,698)	R$ 10,005	R$ 1,708
Leases payable		(42,688)	3,590	9,470
Adjustments to reconcile profit for the year
Unrealized foreign exchange loss (gain), monetary variation and financial charges, net		(42,276)	(15,416)	(16,054)
Gain on remeasurement of receivable from sale of farms, net		R$ 57,327	13,989	16,584
As previously stated [Member]
Changes in working capital
Trade accounts payable	[1]		13,595	11,178
Leases payable	[1]
Adjustments to reconcile profit for the year
Unrealized foreign exchange loss (gain), monetary variation and financial charges, net	[2]		12,950	12,191
Gain on remeasurement of receivable from sale of farms, net	[2]		(11,523)	(12,721)
Reclassifications [Member]
Changes in working capital
Trade accounts payable	[1]		(3,590)	(9,470)
Leases payable	[1]		3,590	9,470
Adjustments to reconcile profit for the year
Unrealized foreign exchange loss (gain), monetary variation and financial charges, net	[2]		2,466	3,863
Gain on remeasurement of receivable from sale of farms, net	[2]		(2,466)	(3,863)
Reclassified [Member]
Changes in working capital
Trade accounts payable	[1]		10,005	1,708
Leases payable	[1]		3,590	9,470
Adjustments to reconcile profit for the year
Unrealized foreign exchange loss (gain), monetary variation and financial charges, net	[2]		15,416	16,054
Gain on remeasurement of receivable from sale of farms, net	[2]		R$ (13,989)	R$ (16,584)

[1]	In order to improve presentation of leases payable in the statement of financial position starting fiscal year ended June 30, 2020, all lease payables are presented in the line item Leases payable. For comparability purposes, leases payable that were presented in Trade accounts payable and others and in finance leases as of June 30, 2019, were also reclassified to the Leases payable line item. (Note 14);
[2]	Additionally, the Company reclassified the cash flow effects to reconcile the profit for the year within the cash flows from operating activities related to the fair value on remeasurement of receivables from sales of farms for the years ended June 30, 2019 and June 30, 2018 to improve presentation in the statement of cash flows and to ensure comparability with the current year.